AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 63.1%
Communication Services - 3.9%
Alphabet, Inc., Class A*	11,020	$1,054,063
Tencent Holdings, Ltd. (China)	18,900	638,372

Total Communication Services		1,692,435
Consumer Discretionary - 15.2%
Alibaba Group Holding, Ltd. (China)*	61,300	611,733
Amazon.com, Inc.*	7,483	845,579
H World Group Ltd., ADR (China)	24,235	812,842
JD.com, Inc., Class A (China)	980	24,724
LVMH Moet Hennessy Louis Vuitton SE (France)	1,122	661,503
MakeMyTrip, Ltd. (India)*	34,851	1,069,926
Moncler SpA (Italy)[1]	15,396	628,534
Trip.com Group, Ltd. (China)*	32,300	872,753
Yum China Holdings, Inc. (China)	21,100	1,001,479

Total Consumer Discretionary		6,529,073
Energy - 3.8%
Canadian Natural Resources, Ltd. (Canada)	14,746	686,407
Hess Corp.	8,770	955,842

Total Energy		1,642,249
Financials - 6.8%
AIA Group, Ltd. (Hong Kong)	102,700	855,071
The Charles Schwab Corp.	16,203	1,164,510
HDFC Bank, Ltd., ADR (India)	15,594	911,001

Total Financials		2,930,582
Health Care - 9.0%
Avantor, Inc.*	31,538	618,145
IDEXX Laboratories, Inc.*	2,013	655,835
STERIS PLC	5,557	924,018
UnitedHealth Group, Inc.	3,320	1,676,733

Total Health Care		3,874,731
Industrials - 6.6%
Casella Waste Systems, Inc., Class A*	10,207	779,713
MISUMI Group, Inc. (Japan)	37,150	799,929
TransDigm Group, Inc.	1,132	594,096
Union Pacific Corp.	3,472	676,415

Total Industrials		2,850,153
Information Technology - 13.3%
Adyen, N.V. (Netherlands)*,1,2	633	789,454
Black Knight, Inc.*	13,718	887,966
Halma PLC (United Kingdom)	33,211	746,994
Infineon Technologies AG (Germany)	37,507	820,804
Mastercard, Inc., Class A	2,903	825,439
	Shares	Value

Microsoft Corp.	3,861	$899,227
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	10,671	731,604

Total Information Technology		5,701,488
Real Estate - 2.1%
American Tower Corp., REIT	4,275	917,842
Utilities - 2.4%
NextEra Energy, Inc.	13,209	1,035,718

Total Common Stocks (Cost $25,847,578)		27,174,271

	Principal Amount
Corporate Bonds and Notes - 11.1%
Financials - 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$280,000	255,804
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[2]	91,000	85,661
American Tower Corp.
2.750%, 01/15/27	180,000	159,173
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,4]	50,000	39,358
Citigroup, Inc.
(3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[3,4,5]	95,000	78,340
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	78,000	77,424
Landwirtschaftliche Rentenbank, EMTN (Germany)
1.750%, 01/14/27	190,000	172,070
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	173,000	154,765
SBA Communications Corp.
3.875%, 02/15/27	52,000	46,119
Sprint Capital Corp.
6.875%, 11/15/28	60,000	61,650
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	131,000	116,635

Total Financials		1,246,999
Industrials - 7.8%
AECOM
5.125%, 03/15/27	56,000	52,265

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 7.8% (continued)
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[2]	$200,000	$167,733
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	92,000	78,554
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[2]	200,000	163,192
AT&T, Inc.
4.300%, 12/15/42	96,000	75,608
Ball Corp.
4.875%, 03/15/26	71,000	67,358
The Boeing Co.
5.805%, 05/01/50	52,000	45,188
Centene Corp.
2.500%, 03/01/31	51,000	38,443
3.375%, 02/15/30	44,000	35,970
CF Industries, Inc.
5.375%, 03/15/44	77,000	65,434
Cisco Systems, Inc.
5.500%, 01/15/40	58,000	57,657
Cogent Communications Group, Inc.
3.500%, 05/01/26[2]	68,000	59,850
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	54,000	48,917
CVS Health Corp.
5.125%, 07/20/45	68,000	59,545
Dell, Inc.
7.100%, 04/15/28[1]	70,000	72,624
Delta Air Lines, Inc.
7.375%, 01/15/26[1]	75,000	75,816
Ford Motor Co.
6.625%, 10/01/28	60,000	58,350
HB Fuller Co.
4.250%, 10/15/28	74,000	62,264
HCA, Inc.
3.500%, 09/01/30	67,000	55,323
KB Home
4.000%, 06/15/31[1]	48,000	35,268
Kinder Morgan, Inc.
4.300%, 06/01/25	166,000	161,864
Kraft Heinz Foods Co.
4.375%, 06/01/46	91,000	70,743
Lamar Media Corp.
3.750%, 02/15/28	69,000	60,273
MDC Holdings, Inc.
2.500%, 01/15/31	52,000	34,750
MEG Energy Corp. (Canada)
5.875%, 02/01/29[2]	67,000	60,132
	Principal Amount	Value

Microsoft Corp.
2.525%, 06/01/50	$70,000	$45,734
Murphy Oil Corp.
6.375%, 07/15/28	90,000	85,050
Murphy Oil USA, Inc.
5.625%, 05/01/27	57,000	54,477
Nestle Holdings, Inc.
1.000%, 09/15/27[2]	275,000	230,033
Newell Brands, Inc.
4.450%, 04/01/26[6]	64,000	58,880
NuStar Logistics LP
5.750%, 10/01/25	80,000	74,142
Oracle Corp.
2.800%, 04/01/27	181,000	159,741
Pernod Ricard International Finance LLC
1.250%, 04/01/28[2]	250,000	204,740
Silgan Holdings, Inc.
4.125%, 02/01/28	69,000	61,203
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	200,000	147,882
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	142,000	106,337
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
3.150%, 10/01/26[1]	69,000	56,614
Travel + Leisure Co.
5.650%, 04/01/24[6]	61,000	59,631
United Rentals North America, Inc.
3.875%, 02/15/31	56,000	45,544
Verizon Communications, Inc.
3.875%, 02/08/29	64,000	58,424
Walmart, Inc.
4.050%, 06/29/48	50,000	43,251
Western Digital Corp.
4.750%, 02/15/26	63,000	58,337
Yum! Brands, Inc.
3.625%, 03/15/31	58,000	46,354

Total Industrials		3,359,495
Utilities - 0.4%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	146,000	128,590
Northern States Power Co.
2.900%, 03/01/50	63,000	42,095

Total Utilities		170,685

Total Corporate Bonds and Notes (Cost $5,661,941)		4,777,179

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 1.2%
California State General Obligation, School Improvements 7.550%, 04/01/39	$80,000	$99,623
JobsOhio Beverage System Series B, 4.532%, 01/01/35	150,000	145,234
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	120,000	122,866
New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	140,000	140,163

Total Municipal Bonds (Cost $619,662)		507,886
U.S. Government and Agency Obligations - 14.8%
Fannie Mae - 4.6%
FNMA
3.000%, 10/01/37 to 01/01/38	185,241	169,391
3.500%, 01/01/48	120,447	110,065
4.000%, 11/01/44 to 11/01/50	787,100	743,703
4.500%, 02/01/49 to 09/01/49	660,045	636,428
5.000%, 08/01/49	349,960	346,744
5.500%, 02/01/37	5,141	5,227

Total Fannie Mae		2,011,558
Freddie Mac - 1.2%
FHLMC Gold Pool
3.500%, 05/01/44	574,785	528,531
U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds
1.875%, 02/15/51	930,000	615,689
2.250%, 05/15/41	121,000	91,473
3.000%, 11/15/44	220,000	183,769
3.125%, 05/15/48	343,000	296,588
3.500%, 02/15/39	494,000	470,323
5.000%, 05/15/37	532,000	603,467
U.S. Treasury Notes
1.500%, 02/15/30	553,000	469,315
1.875%, 02/15/32	706,000	598,225
2.000%, 06/30/24	85,000	81,733
2.250%, 02/15/27	494,000	456,602

Total U.S. Treasury Obligations		3,867,184

Total U.S. Government and Agency Obligations (Cost $7,723,614)		6,407,273
Foreign Government Obligations - 7.9%
African Development Bank (Côte d'Ivoire) Series GDIF 0.875%, 03/23/26	155,000	137,481
Agence Francaise de Developpement EPIC (France) 0.625%, 01/22/26	200,000	176,589
Asian Development Bank (Philippines) 1.750%, 09/19/29	170,000	145,834
	Principal Amount	Value

BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	$200,000	$176,122
European Investment Bank (Luxembourg) 0.625%, 10/21/27	137,000	114,996
Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	158,267
Inter-American Development Bank 4.375%, 01/24/44	325,000	323,824
International Bank for Reconstruction & Development Series GDIF 3.125%, 11/20/25	290,000	279,607
International Finance Corp. 2.125%, 04/07/26	170,000	157,651
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	273,021
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	158,855
Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	176,011
The Korea Development Bank (South Korea)
0.500%, 10/27/23	299,000	286,607
1.375%, 04/25/27	200,000	172,384

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	263,694
Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	150,072
Province of Ontario Canada (Canada) 1.050%, 05/21/27	151,000	129,506
Province of Quebec Canada (Canada) 1.350%, 05/28/30	143,000	115,049

Total Foreign Government Obligations (Cost $3,947,990)		3,395,570
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 2.5%[7]
Bank of America Securities, Inc., dated 09/30/22, due 10/03/22, 2.940% total to be received $55,965 (collateralized by a U.S. Treasury, 4.125%, 09/30/27, totaling $57,070)	55,951	55,951
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.040% total to be received $1,000,253 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 08/15/25 - 08/20/52, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,055,951

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Repurchase Agreements - 1.8%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $782,189 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $797,653)	$782,000	$782,000

Total Short-Term Investments (Cost $1,837,951)		1,837,951
Value

Total Investments - 102.4% (Cost $45,638,736)	$44,100,130
Other Assets, less Liabilities - (2.4)%	(1,027,386)
Net Assets - 100.0%	$43,072,744

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,106,772 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $2,692,098 or 6.3% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
EPIC	Établissement Public à caractère Industriel ou Commercial
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,728,347	$3,800,726	—	$6,529,073
Information Technology	3,344,236	2,357,252	—	5,701,488
Health Care	3,874,731	—	—	3,874,731
Financials	2,075,511	855,071	—	2,930,582
Industrials	2,050,224	799,929	—	2,850,153
Communication Services	1,054,063	638,372	—	1,692,435
Energy	1,642,249	—	—	1,642,249
Utilities	1,035,718	—	—	1,035,718
Real Estate	917,842	—	—	917,842
Corporate Bonds and Notes†	—	4,777,179	—	4,777,179
Municipal Bonds†	—	507,886	—	507,886
U.S. Government and Agency Obligations†	—	6,407,273	—	6,407,273
Foreign Government Obligations†	—	3,395,570	—	3,395,570
Short-Term Investments
Joint Repurchase Agreements	—	1,055,951	—	1,055,951
Repurchase Agreements	—	782,000	—	782,000
Total Investments in Securities	$18,722,921	$25,377,209	—	$44,100,130

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Belgium	0.4
Bermuda	0.2
Canada	2.4
China	9.4
Côte d'Ivoire	0.3
Finland	0.4
France	2.0
Germany	2.4
Hong Kong	2.0
India	4.7
Ireland	0.6
Italy	1.5
Japan	2.5
Luxembourg	0.3
Netherlands	3.4
Norway	0.4
Philippines	0.7
South Korea	1.4
Taiwan	1.7
United Kingdom	2.0
United States	61.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,106,772	$1,055,951	$93,819	$1,149,770
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-5.000%	10/31/22-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.